Pension Liabilities, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability, Defined Benefit Plan [Abstract]
Net periodic benefit cost, discount rate	3.90%
Actuarial gain	$ 22	$ 105	$ 26